Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure [Abstract]
Disclosure of Current Liabilities Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2026	June 30, 2025
	A$	A$
Annual leave	459,283	814,018